UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31,

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND*

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.6%
Australia — 3.0%
2,915,139	Alumina Ltd. (Materials)	$18,727,998

Belgium — 2.6%
192,564	InBev NV (Food, Beverage & Tobacco)	16,211,930

Bermuda — 1.9%
1,159,996	Catlin Group Ltd. (Insurance)	11,671,511

Brazil — 1.9%
319,547	Tim Participacoes SA ADR Preference Shares(a) (Telecommunication Services)	11,695,420

France — 10.7%
244,310	Ipsen SA(a) (Pharmaceuticals, Biotechnology & Life Sciences)	12,809,569
139,984	Sanofi-Aventis(a) (Pharmaceuticals, Biotechnology & Life Sciences)	13,484,689
160,356	Technip SA (Energy)	12,419,330
175,973	Total SA(a) (Energy)	13,263,428
176,360	Vinci SA(a) (Capital Goods)	13,944,679

		65,921,695

Germany — 11.5%
846,050	Deutsche Telekom AG(a) (Telecommunication Services)	15,712,097
135,745	E.ON AG (Utilities)	22,299,808
124,659	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	16,410,454
176,567	Rheinmetall AG (Capital Goods)	16,770,987

		71,193,346

Hong Kong — 3.1%
1,570,000	Esprit Holdings Ltd. (Retailing)	19,300,261

India — 2.2%
1,153,253	Satyam Computer Services Ltd. (Software & Services)	13,398,542

Israel — 1.8%
289,295	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	11,340,364

Italy — 2.9%
1,924,238	UniCredito Italiano SpA (Banks)	18,073,659

Japan — 10.6%
163,000	Alpen Co. Ltd. (Retailing)	2,747,553
1,471,000	Hitachi Metals Ltd. (Materials)	17,775,468
386,400	Millea Holdings, Inc. (Insurance)	15,385,955
2,001	Sumitomo Mitsui Financial Group, Inc. (Banks)	19,435,082
270,500	Union Tool Co.(a) (Capital Goods)	10,189,110

		65,533,168

Netherlands — 5.9%
426,678	ING Groep NV (Diversified Financials)	18,964,802
393,878	TNT NV (Transportation)	17,445,500

		36,410,302

Norway — 2.3%
914,329	Prosafe SE(a) (Energy)	14,203,178

Portugal — 2.5%
3,087,632	Banco Comercial Portugues SA (Banks)	15,644,241

Russia — 3.8%
154,485	LUKOIL ADR(a) (Energy)	11,624,996
3,403	Sberbank RF (Banks)	12,029,397

		23,654,393

South Korea — 2.0%
132,610	Kookmin Bank (Banks)	12,006,173

Shares	Description	Value
Common Stocks — (continued)
Spain — 6.0%
623,111	Banco Bilbao Vizcaya Argentaria SA (Banks)	$15,758,503
854,026	Indra Sistemas SA (Software & Services)	21,132,386

		36,890,889

Sweden — 5.4%
943,557	Svenska Cellulosa AB (SCA) Series B (Materials)	16,340,313
1,006,745	Tele2 AB(a) (Telecommunication Services)	16,807,342

		33,147,655

Switzerland — 5.7%
191,552	Credit Suisse Group (Diversified Financials)	14,560,658
53,031	Nestle SA (Food, Beverage & Tobacco)	20,656,683

		35,217,341

Taiwan — 2.0%
5,891,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	12,255,843

United Kingdom — 11.8%
1,470,300	Bodycote International PLC (Capital Goods)	8,532,803
1,770,358	Invesco PLC (Diversified Financials)	21,058,225
4,589,080	Old Mutual PLC (Insurance)	15,736,176
1,213,402	Prudential PLC (Insurance)	18,171,838
365,459	Wolseley PLC (Capital Goods)	9,477,185

		72,976,227

TOTAL COMMON STOCKS		$615,474,136

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.7%
JPMorgan Chase Euro — Time Deposit
$4,097,868	5.252%	06/01/07	$4,097,868

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$619,572,004

	Interest
Shares	Rate		Value
Securities Lending Collateral — 12.2%
Boston Global Investment Trust — Enhanced Portfolio
75,564,164	5.273%		$75,564,164

TOTAL INVESTMENTS — 112.5%			$695,136,168

LIABILITIES IN EXCESS OF OTHER ASSETS — (12.5)%			(77,310,551)

NET ASSETS — 100.0%			$617,825,617

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion of security is on loan.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

*   Effective December 26, 2006, the International Equity Fund changed its name to the Concentrated International Equity Fund.

GOLDMAN SACHS CONCENTRATED INTERNATIONAL EQUITY FUND*

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

As a % of Net Assets
Investments Industry Classifications †
Banks	15.0%
Capital Goods	9.5
Diversified Financials	8.8
Energy	8.3
Food, Beverage & Tobacco	6.0
Insurance	9.9
Materials	8.6
Pharmaceuticals, Biotechnology & Life Sciences	8.7
Retailing	3.6
Semiconductors & Semiconductor Equipment	2.0
Short-term Investments #	12.9
Software & Services	5.6
Telecommunication Services	7.2
Transportation	2.8
Utilities	3.6

TOTAL INVESTMENTS	112.5%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include short-term obligations and securities lending collateral.

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$571,757,022

Gross unrealized gain	131,348,900
Gross unrealized loss	(7,969,754)

Net unrealized security gain	$123,379,146

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS JAPANESE EQUITY FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 96.6%
Automobiles & Components — 7.7%
33,600	Denso Corp.	$1,182,051
49,100	Toyota Motor Corp.	2,957,188

		4,139,239

Banks — 12.1%
140,000	Chiba Bank Ltd. (The)	1,249,849
177	Mitsubishi UFJ Financial Group, Inc.	2,037,923
152	Mizuho Financial Group, Inc.	1,076,750
219	Sumitomo Mitsui Financial Group, Inc.	2,127,078

		6,491,600

Capital Goods — 17.8%
58,000	Asahi Glass Co. Ltd.	774,743
37,500	Daifuku Co. Ltd.	487,251
5,500	Fanuc Ltd.	526,079
249,000	Fuji Electric Holdings Co. Ltd.	1,178,655
62,000	Fujikura Ltd.	428,737
13,500	Futaba Corp. (Chiba)	273,896
28,000	JGC Corp.	530,861
41,200	Komatsu Ltd.	1,095,808
52,000	Kyowa Exeo Corp.	583,381
30,800	Matsushita Electric Works Ltd.	386,285
52,000	Mitsubishi Corp.	1,267,738
51,000	Mitsui & Co. Ltd.	1,013,406
35,200	Sumitomo Electric Industries Ltd.	535,681
42,000	Toshiba Plant Systems & Services Corp.	309,042
5,200	Union Tool Co.	195,872

		9,587,435

Consumer Durables & Apparel — 1.7%
60,000	Sekisui House Ltd.	883,289

Diversified Financials — 3.1%
41,200	Nomura Holdings, Inc.	845,480
3,120	ORIX Corp.	839,471

		1,684,951

Energy — 1.3%
80,500	Nippon Mining Holdings, Inc.	708,290

Food & Staples Retailing — 0.6%
9,600	Lawson, Inc.	342,609

Food Beverage & Tobacco — 1.1%
49,000	Ajinomoto Co., Inc.	565,917

Insurance — 2.0%
84,000	Mitsui Sumitomo Insurance Co. Ltd.	1,049,889

Materials — 10.1%
101,000	Hitachi Metals Ltd.	1,220,477
23,500	JFE Holdings, Inc.	1,428,255
56,000	Mitsubishi Gas Chemical Co., Inc.	468,711
81,000	Mitsubishi Rayon Co. Ltd.	519,096
12,100	Shin-Etsu Chemical Co. Ltd.	812,005
185,000	Sumitomo Osaka Cement Co. Ltd.	544,803
139,000	Ube Industries Ltd. (Japan)	424,266

		5,417,613

Media — 0.4%
248	Jupiter Telecommunications Co.*	205,672

Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
21,000	Astellas Pharma, Inc.	932,223
21,200	Takeda Pharmaceutical Co. Ltd.	1,424,849
15,900	Tsumura & Co.	289,121

		2,646,193

Real Estate — 3.3%
36,000	Mitsui Fudosan Co. Ltd.	1,134,288
17,800	Nomura Real Estate Holdings, Inc.	650,642

		1,784,930

Shares	Description	Value
Common Stocks — (continued)
Retailing — 3.3%
16,800	Alpen Co. Ltd.	$283,183
23,600	AOKI Holdings Inc.	443,196
7,800	Fast Retailing Co. Ltd.	604,818
9,650	Nitori Co. Ltd.	451,233

		1,782,430

Semiconductors & Semiconductor Equipment — 1.7%
8,300	Disco Corp.	467,632
6,000	Tokyo Electron Ltd.	432,330

		899,962

Software & Services — 1.2%
5,100	NS Solutions Corp.	141,838
32,600	NSD Co. Ltd.	495,917

		637,755

Technology Hardware & Equipment — 12.7%
16,850	Canon, Inc.	991,222
153,000	Fujitsu Ltd.	1,047,468
28,500	Hamamatsu Photonics K.K.	878,683
17,800	Hoya Corp.	577,115
57,000	Konica Minolta Holdings, Inc.	777,079
12,300	Nihon Dempa Kogyo Co. Ltd.	614,318
55,000	Shimadzu Corp.	549,581
15,700	Topcon Corp.	265,542
59,000	Toshiba Corp.	442,075
64,000	Yaskawa Electric Corp.	694,829

		6,837,912

Telecommunication Services — 3.7%
108	KDDI Corp.	924,061
231	Nippon Telegraph & Telephone Corp.	1,085,070

		2,009,131

Transportation — 3.7%
83	Central Japan Railway Co.	852,825
67,000	Sumitomo Warehouse Co. Ltd. (The)	488,359
46,000	Yamato Holdings Co. Ltd.	668,741

		2,009,925

Utilities — 4.2%
45,000	Kyushu Electric Power Co., Inc.	1,220,060
205,000	Tokyo Gas Co. Ltd.	1,010,478

		2,230,538

TOTAL COMMON STOCKS		$51,915,280

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.4%
JPMorgan Chase Euro — Time Deposit
$753,380	5.252%	06/01/07	$753,380

TOTAL INVESTMENTS — 98.0%			$52,668,660

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%			1,092,762

NET ASSETS — 100.0%			$53,761,422

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS JAPANESE EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

As a % of Net Assets
Investments Industry Classifications †
Automobiles & Components	7.7%
Banks	12.1
Capital Goods	17.8
Consumer Durables & Apparel	1.7
Diversified Financials	3.1
Energy	1.3
Food & Staples Retailing	0.6
Food Beverage & Tobacco	1.1
Insurance	2.0
Materials	10.1
Media	0.4
Pharmaceuticals, Biotechnology & Life Sciences	4.9
Real Estate	3.3
Retailing	3.3
Semiconductors & Semiconductor Equipment	1.7
Software & Services	1.2
Short-term Investments	1.4
Technology Hardware & Equipment	12.7
Telecommunication Services	3.7
Transportation	3.7
Utilities	4.2

TOTAL INVESTMENTS	98.0%

† Industry concentrations greater than one-tenth of one percent are disclosed.

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$45,244,715

Gross unrealized gain	8,563,303
Gross unrealized loss	(1,139,358)

Net unrealized security gain	$7,423,945

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 94.1%
Australia — 3.4%
738,318	Challenger Financial Services Group Ltd. (Diversified Financials)	$3,613,679
907,811	MacArthur Coal Ltd.(a) (Materials)	4,755,092

		8,368,771

Austria — 1.0%
52,852	Semperit AG Holding(a) (Automobiles & Components)	2,386,989

Bermuda — 0.7%
334,944	Energy XXI Acquisition Corp. (Bermuda) Ltd.* (Energy)	1,741,709

Brazil — 1.1%
72,787	Tim Participacoes SA ADR Preference Shares(a) (Telecommunication Services)	2,664,004

Canada — 2.2%
266,593	Oilexco, Inc.* (Energy)	2,877,021
1,280,000	Primeline Energy Holdings, Inc.* (Energy)	2,441,286

		5,318,307

Cyprus — 1.2%
173,790	Bank of Cyprus Public Co. Ltd. (Banks)	3,025,329

Denmark — 0.7%
70,375	H. Lundbeck A/S (Pharmaceuticals, Biotechnology & Life Sciences)	1,754,216

Finland — 3.1%
381,008	M-real Oyj Class B(a) (Materials)	2,588,754
41,410	Stockmann Oyj Abp Class B (Retailing)	1,986,514
75,291	Vacon Oyj(a) (Capital Goods)	3,100,177

		7,675,445

France — 2.0%
46,457	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	2,435,816
49,998	Rodriguez Group*(a) (Consumer Durables & Apparel)	2,511,122

		4,946,938

Germany — 11.6%
115,594	Arques Industries AG*(a) (Diversified Financials)	3,947,404
94,165	AWD Holdings AG(a) (Diversified Financials)	4,300,329
88,197	CENTROTEC Sustainable AG*(a) (Materials)	4,327,872
177,755	Curanum AG(a) (Health Care Equipment & Services)	1,860,743
108,060	IDS Scheer AG(a) (Software & Services)	2,538,817
125,143	Pfleiderer AG(a) (Capital Goods)	4,205,055
33,951	Rheinmetall AG (Capital Goods)	3,224,792
35,932	Surteco AG (Consumer Durables & Apparel)	2,007,059
78,973	Thielert AG*(a) (Capital Goods)	2,091,673

		28,503,744

Greece — 1.3%
74,570	OPAP SA (Consumer Services)	2,843,914
6,340	Titan Cement Co. SA (Materials)	374,064

		3,217,978

India — 2.2%
80,647	AIA Engineering Ltd. (Capital Goods)	3,053,210
182,885	Indiabulls Financial Services Ltd. (Diversified Financials)	2,406,929

		5,460,139

Ireland — 1.6%
43,469	DCC PLC (Capital Goods)	1,502,032
103,933	Iaws Group PLC (Food, Beverage & Tobacco)	2,536,280

		4,038,312

Isle of Man — 3.2%
1,186,103	Dawnay Day Carpathian PLC (Real Estate)	2,957,846
239,151	Hansard Global PLC (Insurance)	1,482,189
1,526,013	Speymill Deutsche Immobilien Co. PLC* (Real Estate)	3,548,566

		7,988,601

Shares	Description	Value
Common Stocks — (continued)
Italy — 4.7%
17,282	Geox SpA (Consumer Durables & Apparel)	$312,931
397,582	Gruppo Coin SpA* (Retailing)	3,627,073
792,164	Safilo Group SpA (Consumer Durables & Apparel)	5,115,285
55,971	Valentino Fashion Group SpA (Consumer Durables & Apparel)	2,593,901

		11,649,190

Japan — 14.8%
182,300	Aica Kogyo Co. Ltd. (Capital Goods)	2,216,239
59,700	AOKI Holdings, Inc. (Retailing)	1,121,135
53,100	As One Corp. (Health Care Equipment & Service)	1,413,242
27,800	C. Uyemura & Co. Ltd. (Materials)	1,456,985
302,000	Higashi-Nippon Bank Ltd. (The) (Banks)	1,349,239
115,200	Hitachi Tool Engineering Ltd.(a) (Capital Goods)	1,557,878
104,900	Iwai Securities Co. Ltd.(a) (Diversified Financials)	1,932,664
537	Macromill, Inc. (Software & Services)	1,268,715
46,600	Matsuda Sangyo Co. Ltd. (Commercial Services & Supplies)	980,965
777	MTI Ltd. (Telecommunication Services)	1,340,102
294,000	Nachi-Fujikoshi Corp.(a) (Capital Goods)	1,541,920
101,500	Neturen Co. Ltd. (Materials)	1,056,101
110,000	Nihon Parkerizing Co. Ltd. (Materials)	1,816,073
130,669	Optex Co. Ltd.(a) (Technology Hardware & Equipment)	2,767,914
245,500	PRONEXUS, Inc. (Commercial Services & Supplies)	2,169,128
68,600	Resorttrust, Inc. (Consumer Services)	1,564,273
135,000	ROHTO Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,334,435
25,900	Ryohin Keikaku Co. Ltd. (Retailing)	1,484,243
232,000	Sankyu, Inc. (Transportation)	1,115,741
158,000	Shiga Bank Ltd. (The) (Banks)	1,097,109
133,300	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	2,473,216
80,800	Tokyu Community Corp. (Real Estate)	2,434,941
62,000	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	1,127,388

		36,619,646

Netherlands — 4.6%
157,632	Aalberts Industries NV(a) (Capital Goods)	4,417,803
65,006	Ballast Nedam NV (Capital Goods)	3,489,612
59,001	Heijmans NV (Capital Goods)	3,532,465

		11,439,880

Norway — 3.0%
101,685	Aker Kvaerner ASA (Energy)	2,494,264
177,896	Aker Yards AS (Capital Goods)	3,094,745
111,503	Prosafe ASA(a) (Energy)	1,732,087

		7,321,096

Russia — 1.4%
7,950	OAO Open Investments* (Real Estate)	1,939,800
86,948	Pharmstandard* GDR(b) (Pharmaceuticals, Biotechnology & Life Sciences)	1,438,989

		3,378,789

Singapore — 3.7%
1,786,000	Cosco Corp. (Singapore) Ltd. (Transportation)	3,133,839
3,945,000	Macquarie International Infrastructure Fund Ltd. (Diversified Financials)	2,959,072
2,282,000	Suntec Real Estate Investment Trust (Real Estate) (REIT)	3,013,010

		9,105,921

South Korea — 1.1%
78,580	Woongjin Coway Co. Ltd. (Consumer Durables & Apparel)	2,724,142

Spain — 1.4%
144,588	Indra Sistemas SA (Software & Services)	3,577,747

Sweden — 2.2%
482,718	Cision AB* (Commercial Services & Supplies)	1,933,010
207,770	Tele2 AB (Telecommunication Services)	3,468,665

		5,401,675

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — 21.9%
776,406	Augean PLC* (Commercial Services & Supplies)	$2,259,577
493,187	Benfield Group PLC (Insurance)	3,054,807
114,192	Carter & Carter Group PLC (Commercial Services & Supplies)	2,386,642
775,629	Chrysalis Group PLC (Media)	2,051,488
7,838,651	Corporate Services Group PLC* (Commercial Services & Supplies)	1,323,968
106,702	CSR PLC* (Semiconductors & Semiconductor Equipment)	1,644,859
308,722	Cyberscan Technology, Inc. (Software & Services)	993,363
182,707	European Capital Ltd.* (Diversified Financials)	2,628,045
983,211	Galiform PLC* (Retailing)	2,988,545
160,623	Genus PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,130,932
424,534	Globe Specialty Metals, Inc.* (Materials)	2,356,164
46,328	Homeserve PLC (Commercial Services & Supplies)	1,718,506
193,107	Informa PLC (Media)	2,258,449
789,538	Inspicio PLC* (Commercial Services & Supplies)	2,902,057
433,341	McBride PLC (Household & Personal Products)	2,235,076
442,735	Minerva PLC* (Real Estate)	3,522,778
348,114	Raymarine PLC (Technology Hardware & Equipment)	2,940,208
93,837	Schroders PLC (Diversified Financials)	2,574,073
263,234	Sibir Energy PLC* (Energy)	2,213,816
391,834	Taylor Woodrow PLC (Consumer Durables & Apparel)	3,548,986
292,142	Unite Group PLC (Real Estate)	2,810,519
58,743	Vedanta Resources PLC (Materials)	1,735,659
331,126	Whatman PLC (Capital Goods)	1,858,442

		54,136,959

TOTAL COMMON STOCKS		$232,445,527

Exchange Traded Fund — 4.2%
Canada — 4.2%
115,041	iShares CDN S&P/TSX Mid Cap Index Fund	$10,362,940

		Expiration
Units	Description	Month	Value
Warrants* — 0.4%
Bermuda — 0.4%
760,332	Energy XXI Acquisition Corp. (Bermuda) Ltd. (Energy)	10/2009	$920,002

Canada — 0.0%
652,500	Primeline Energy Holdings, Inc. (Energy)	04/2008	24,402

United Kingdom — 0.0%
31,958	Oriel Resources PLC
	(Materials)	10/2010	12,672

TOTAL WARRANTS			$957,076

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.6%
JPMorgan Chase Euro — Time Deposit
$3,901,199	5.252%	06/01/07	$3,901,199

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$247,666,742

	Interest
Shares	Rate		Value
Securities Lending Collateral — 15.2%
Boston Global Investment Trust — Enhanced Portfolio
37,587,223	5.273%		$37,587,223

TOTAL INVESTMENTS — 115.5%			$285,253,965

LIABILITIES IN EXCESS OF OTHER ASSETS — (15.5)%			(38,357,053)

NET ASSETS — 100.0%			$246,896,912

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,438,989, which represents approximately 0.6% of net assets as of May 31, 2007.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

As a % of
Net Assets
Investments Industry Classifications †
Automobiles & Components	1.0%
Banks	2.2
Capital Goods	15.8
Commercial Services & Supplies	7.4
Consumer Durables & Apparel	7.6
Consumer Services	1.8
Diversified Financials	9.9
Energy	5.9
Exchange Traded Fund	4.2
Food, Beverage & Tobacco	1.0
Health Care Equipment & Services	1.3
Household & Personal Products	0.9
Insurance	1.8
Materials	8.3
Media	1.7
Pharmaceuticals, Biotechnology & Life Sciences	4.1
Real Estate	8.2
Retailing	4.5
Semiconductors & Semiconductor Equipment	0.7
Short-term Investments #	16.8
Software & Services	3.4
Technology Hardware & Equipment	2.3
Telecommunication Services	3.0
Transportation	1.7

TOTAL INVESTMENTS	115.5%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include short-term obligations and securities lending collateral.

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$237,018,899

Gross unrealized gain	52,815,947
Gross unrealized loss	(4,580,881)

Net unrealized security gain	$48,235,066

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 93.9%
Brazil — 10.3%
7,675	Companhia de Bebidas das Americas ADR Preference Shares (Food, Beverage & Tobacco)	$520,365
1,711,800	Companhia Vale do Rio Doce Preference Shares (Materials)	65,718,506
402,480	Petroleo Brasileiro SA ADR (Energy)	38,589,783
19,378	Telemig Celular SA Class G(b) (Telecommunication Services)	6,960,344
272,821	Tele Norte Leste Participacoes SA (Telecommunication Services)	10,209,839
500,301	Tim Participacoes SA ADR Preference Shares(a) (Telecommunication Services)	18,311,017
247,303	Unibanco-Uniao de Bancos Brasileiros SA GDR (Banks)	27,774,600
780,853	Vivax SA* (Media)	22,275,244

		190,359,698

China — 7.9%
53,321,000	China Construction Bank Corp. Class H (Banks)	32,073,874
10,114,000	China Shipping Development Co. Ltd. Class H (Transportation)	19,802,651
16,679,750	COSCO Holdings Class H (Transportation)	19,678,709
40,756,000	Huadian Power International Co. Class H (Utilities)	21,479,747
41,148,000	Industrial & Commercial Bank of China Class H* (Banks)	21,667,015
25,399,000	PetroChina Co. Ltd. Class H (Energy)	32,853,330

		147,555,326

Egypt — 2.0%
459,811	Orascom Telecom Holding SAE GDR (Telecommunication Services)	30,669,394
1,942,751	Telecom Egypt (Telecommunications Services)	6,413,469

		37,082,863

Hungary — 1.5%
270,900	OTP Bank Nyrt GDR(a) (Banks)	28,471,590

India — 6.5%
1,299,104	ICICI Bank Ltd. (Banks)	29,846,106
1,426,091	Indiabulls Financial Services Ltd. (Diversified Financials)	18,768,625
1,062,000	Infosys Technologies Ltd. (Software & Services)	50,493,416
1,806,361	Satyam Computer Services Ltd. (Software & Services)	20,986,379

		120,094,526

Israel — 1.8%
4,049,452	Bank Hapoalim BM (Banks)	21,908,201
1,480,247	Mizrahi Tefahot Bank Ltd. (Banks)	11,535,916

		33,444,117

Malaysia — 2.4%
18,657,000	Resorts World Berhad (Consumer Services)	17,713,396
7,913,100	Tenaga Nasional Berhad (Utilities)	27,235,046

		44,948,442

Mexico — 9.0%
3,973,202	Axtel SAB de CV* (Telecommunication Services)	20,680,850
904,673	Cemex SAB de CV ADR* (Materials)	35,173,686
3,869,128	Corp. GEO SA de CV Series B* (Consumer Durables & Apparel)	21,958,504
8,505,775	Corp. Moctezuma SAB de CV (Materials)	25,344,271
6,672,569	Empresas ICA SAB de CV* (Capital Goods)	29,760,795
852,300	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	33,955,632

		166,873,738

Pakistan — 1.1%
2,385,600	MCB Bank Ltd. (Banks)	13,391,016
337,273	MCB Bank Ltd. GDR(b) (Banks)	7,572,824

		20,963,840

Peru — 1.1%
597,472	Companhia de Minas Buenaventura SA ADR (Materials)	20,033,236

Shares	Description	Value
Common Stocks — (continued)
Russia — 13.4%
814,743	LUKOIL ADR (Energy)	$61,309,411
112,116	North-West Telecom ADR (Telecommunication Services)	9,249,570
2,344,798	OAO Gazprom ADR(a) (Energy)	85,467,887
561,157	OAO Open Investments GDR* (Real Estate)	17,115,288
15,865	Sberbank RF (Banks)	56,081,805
621,001	X 5 Retail Group NV GDR* (Food & Staples Retailing)	18,940,572

		248,164,533

South Africa — 10.4%
11,593,644	FirstRand Ltd. (Diversified Financial)	37,199,052
1,444,197	Harmony Gold Mining Co. Ltd.* (Materials)	21,322,641
1,535,885	JD Group Ltd. (Retailing)	17,641,325
1,892,132	Massmart Holdings Ltd. (Food & Staples Retailing)	24,667,629
1,124,007	Sasol Ltd. (Energy)	40,629,255
1,284,961	Telkom South Africa Ltd. (Telecommunication Services)	30,910,615
767,881	Tiger Brands Ltd. (Food, Beverage & Tobacco)	20,253,880

		192,624,397

South Korea — 14.0%
136,950	Dongkuk Steel Mill Co. Ltd.(b) (Materials)	4,845,284
93,791	Hana Financial Group, Inc.(b) (Banks)	4,757,676
200,300	Hyundai Mobis (Automobiles & Components)	18,158,630
433,260	Hyundai Motor Co. Preference Shares (Automobiles & Components)	16,949,763
498,111	Kookmin Bank (Banks)	45,097,708
349,370	LG Chem Ltd. (Materials)	25,801,782
332,710	LG.Philips LCD Co. Ltd.* (Technology Hardware & Equipment)	13,818,774
571,960	ON*Media Corp.*(b) (Media)	5,135,917
30,182	POSCO (Materials)	14,452,512
34,556	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	19,967,742
101,008	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	45,784,814
395,110	Shinhan Financial Group Co. Ltd. (Banks)	24,366,360
602,900	Woongjin Coway Co. Ltd. (Consumer Durables & Apparel)	20,900,801

		260,037,763

Taiwan — 9.3%
16,101,070	AU Optronics Corp. (Technology Hardware & Equipment)	24,921,738
15,224,000	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	18,052,030
1,299,000	High Tech Computer Corp. (Technology Hardware & Equipment)	24,183,644
3,196,336	HON HAI Precision Industry Co. Ltd. (Technology Hardware & Equipment)	22,579,836
18,534,484	Shin Kong Financial Holdings Co. Ltd. (Insurance)	19,585,925
30,750,747	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	63,974,934

		173,298,107

Thailand — 1.9%
7,666,500	Siam Commercial Bank PCL (Banks)	14,609,182
10,485,200	Thai Oil PCL (Energy)	20,600,078

		35,209,260

Turkey — 1.3%
3,609,930	Turkcell Iletisim Hizmet AS (Telecommunication Services)	24,120,873

TOTAL COMMON STOCKS		$1,743,282,309

Exchange Traded Fund — 4.9%
Other — 4.9%
710,272	iShares MSCI Emerging Markets Index Fund(a)	$90,083,798

Expiration
Units		Description	Month	Value
Right* — 0.0%
Thailand — 0.0%
	91,200	True Corp. PCL(b) (Telecommunication Services)	04/08	$—

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.2%
JPMorgan Chase Euro — Time Deposit
$22,367,406	5.252%	06/01/07	$22,367,406

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,855,733,513

	Interest
Shares	Rate	Value
Securities Lending Collateral — 7.6%
Boston Global Investment Trust — Enhanced Portfolio
141,385,352	5.273%	$141,385,352

TOTAL INVESTMENTS — 107.6%		$1,997,118,865

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.6)%		(140,619,691)

NET ASSETS — 100.0%		$1,856,499,174

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $29,272,045, which represents approximately 1.6% of net assets as of May 31, 2007.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

As a % of Net Assets
Investments Industry Classifications †
Automobiles & Components	1.9%
Banks	18.3
Capital Goods	1.6
Consumer Durables & Apparel	2.3
Consumer Services	0.9
Diversified Financials	3.0
Energy	15.0
Food & Staples Retailing	2.3
Food, Beverage & Tobacco	2.9
Insurance	1.1
Materials	11.5
Media	1.5
Other	4.9
Real Estate	0.9
Retailing	1.0
Semiconductors & Semiconductor Equipment	7.0
Short-term Investments #	8.8
Software & Services	3.9
Technology Hardware & Equipment	4.6
Telecommunication Services	9.5
Transportation	2.1
Utilities	2.6

TOTAL INVESTMENTS	107.6%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include short-term obligations and securities lending collateral.

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,667,854,908

Gross unrealized gain	354,585,826
Gross unrealized loss	(25,321,869)

Net unrealized security gain	$329,263,957

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 95.4%
China — 8.7%
3,549,000	China Construction Bank Corp. Class H (Banks)	$2,134,810
1,466,000	China Merchants Bank Co. Ltd. Class H (Banks)	3,778,451
4,328,000	China Petroleum and Chemical Corp. (Sinopec) Class H (Energy)	4,765,973
2,720,125	COSCO Holdings Class H (Transportation)	3,209,194
2,180,000	PetroChina Co. Ltd. Class H (Energy)	2,819,806

		16,708,234

Hong Kong — 16.9%
608,000	China Mobile Ltd. (Telecommunication Services)	5,652,015
2,344,000	China Overseas Land & Investment Ltd. (Real Estate)	3,213,828
500,500	Esprit Holdings Ltd. (Retailing)	6,152,727
319,000	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	3,564,622
586,000	Hongkong Land Holdings Ltd. (Real Estate)	2,713,063
273,000	Hutchison Whampoa Ltd. (Capital Goods)	2,634,192
518,000	Kerry Properties Ltd. (Real Estate)	3,177,864
1,682,000	Nine Dragons Paper Holdings Ltd. (Materials)	3,520,229
2,884,000	Prime Success International Group (Consumer Durables & Apparel)	1,956,884

		32,585,424

India — 7.8%
117,915	ICICI Bank Ltd. (Banks)	2,709,024
175,508	Indiabulls Financial Services Ltd. (Diversified Financials)	2,309,841
92,471	Infosys Technologies Ltd. (Software & Services)	4,396,588
44,247	Reliance Industries Ltd. (Energy)	1,922,953
264,714	UTI Bank Ltd. (Banks)	3,768,292

		15,106,698

Indonesia — 6.4%
1,789,500	PT Astra International Tbk (Automobiles & Components)	3,331,728
4,176,500	PT Bank Rakyat Indonesia (Banks)	2,893,860
5,699,500	PT Medco Energi Internasional Tbk* (Energy)	2,311,163
3,474,000	PT Telekomunikasi Indonesia Tbk (Telecommunication Services)	3,781,245

		12,317,996

Malaysia — 3.0%
1,069,000	Bumiputra-Commerce Holdings Berhad (Banks)	3,750,815
2,201,000	Resorts World Berhad (Consumer Services)	2,089,681

		5,840,496

Pakistan — 1.8%
610,357	MCB Bank Ltd. (Banks)	3,426,098

Phillippines — 1.1%
4,891,400	Robinsons Land Corp. (Real Estate)	2,111,472

Singapore — 10.7%
316,000	City Developments Ltd. (Real Estate)	3,567,381
2,152,000	Cosco Corp. Singapore (Transportation)	3,776,048
4,901,000	Macquarie International Infrastructure Fund Ltd. (Diversified Financials)	3,676,150
496,000	Singapore Exchange Ltd. (Diversified Financials)	2,493,139
448,000	United Overseas Bank Ltd. (Banks)	7,118,732

		20,631,450

South Korea — 21.3%
90,010	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Capital Goods)	4,442,643
65,610	Dongkuk Steel Mill Co. Ltd. (Materials)	2,321,278
84,063	Hana Financial Group, Inc. (Banks)	4,264,210
12,322	Hanmi Pharm Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,978,538
69,273	Kookmin Bank (Banks)	6,271,802
163,550	Korean Reinsurance Co. (Insurance)	2,134,036
80,040	LG Petrochemical Co. Ltd. (Materials)	3,545,753
8,441	POSCO (Materials)	4,041,934
7,664	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,428,544
5,890	Samsung Electronics Co. Ltd. Preference Shares (Semiconductors & Semiconductor Equipment)	2,669,814
47,790	Samsung Engineering Co. Ltd. (Capital Goods)	4,951,211

		41,049,763

Shares	Description	Value
Common Stocks — (continued)
Taiwan — 16.3%
2,712,869	AU Optronics Corp. (Technology Hardware & Equipment)	$4,199,063
1,493,000	CHIPBOND Technology Corp. (Semiconductors & Semiconductor Equipment)	1,879,354
820,131	HON HAI Precision Industry Co. Ltd. (Technology Hardware & Equipment)	5,793,641
319,500	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	5,057,308
276,000	Richtek Technology Corp. (Semiconductors & Semiconductor Equipment)	3,262,192
5,079,101	Taishin Financial Holdings Co. Ltd.* (Banks)	2,498,046
4,230,806	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	8,801,917

		31,491,521

Thailand — 1.4%
1,436,100	Siam Commercial Bank PCL (Banks)	2,736,613

TOTAL COMMON STOCKS		$184,005,765

		Expiration
Units	Description	Month	Value
Warrant* — 1.6%
Pakistan — 1.6%
558,821	MCB Bank Ltd.(a) (Banks)	01/10	$3,136,813

Right* — 0.0%
Thailand — 0.0%
198,411	True Corp. PCL (Telecommunication Services)	04/08	$—

Principal	Interest
Amount	Rate	Maturity Date	Value
Short-Term Obligation — 1.0%
JPMorgan Chase Euro — Time Deposit
$1,874,783	5.252%	06/01/07	$1,874,783

TOTAL INVESTMENTS — 98.0%			$189,017,361

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%			3,905,134

NET ASSETS — 100.0%			$192,922,495

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,136,813, which represents approximately 1.6% of net assets as of May 31, 2007.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

As a % of Net Assets
Investments Industry Classifications †
Automobiles & Components	1.8%
Banks	25.1
Capital Goods	6.2
Consumer Durables & Apparel	1.0
Consumer Services	1.1
Diversified Financials	6.2
Energy	6.1
Insurance	1.1
Materials	7.0
Pharmaceuticals, Biotechnology & Life Sciences	1.0
Real Estate	7.7
Retailing	3.2
Semiconductors & Semiconductor Equipment	13.5
Short-term Investments	1.0
Software & Services	2.3
Technology Hardware & Equipment	5.2
Telecommunication Services	4.9
Transportation	3.6

TOTAL INVESTMENTS	98.0%

† Industry concentrations greater than one-tenth of one percent are disclosed.

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$155,821,497

Gross unrealized gain	35,504,046
Gross unrealized loss	(2,308,182)

Net unrealized security gain	$33,195,864

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BRIC FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 92.0%
Brazil — 26.7%
341,691	Companhia Vale do Rio Doce ADR (Materials)	$15,529,856
30,800	Companhia Vale do Rio Doce Preference A Shares (Materials)	1,182,457
357,075	GVT Holding SA* (Telecommunication Services)	5,191,621
268,968	Iguatemi Empresa de Shopping Centers SA (Real Estate)	5,165,138
210,540	Lupatech SA (Capital Goods)	4,355,471
106,000	Petroleo Brasileiro SA ADR Preference Shares (Integrated Oil & Gas)	10,163,280
609	Telemig Celular SA Preference G Shares(a) (Telecommunication Services)	218,746
150,910	Tim Participacoes SA ADR Preference Shares(b) (Telecommunication Services)	5,523,306
390,761	Santos-Brasil SA (Transportation)	5,482,045
78,997	Unibanco-Uniao de Bancos Brasileiros SA GDR (Banks)	8,872,153
197,230	Vivax SA* (Media)	5,626,343

		67,310,416

China — 21.5%
1,240,000	China Mobile Ltd. (Telecommunication Services)	11,527,135
4,634,000	China Petroleum and Chemical Corp. (Sinopec) Class H (Integrated Oil & Gas)	5,102,939
2,600,000	China Shipping Development Co. Ltd. Class H (Transportation)	5,090,656
4,141,000	COSCO Holdings Class H (Transportation)	4,885,537
10,192,000	Huadian Power International Co. Class H (Utilities)	5,371,518
13,974,000	Industrial & Commercial Bank of China Class H* (Banks)	7,358,192
8,120,000	PetroChina Co. Ltd. Class H (Integrated Oil & Gas)	10,503,131
5,376,000	Shui On Land Ltd. (Real Estate)	4,628,972

		54,468,080

India — 20.5%
148,155	AIA Engineering Ltd. (Capital Goods)	5,608,990
386,219	ICICI Bank Ltd. (Banks)	8,873,141
453,911	Indiabulls Financial Services Ltd. (Diversified Financials)	5,973,872
206,055	Infosys Technologies Ltd. (Software & Services)	9,797,007
18,702	Infosys Technologies Ltd. ADR (Software & Services)	921,073
2,139,838	Ishaan Real Estate PLC* (Real Estate)	4,025,239
31,957	Peninsula Land Ltd. (Consumer Durables & Apparel)	333,146
235,492	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	10,234,366
515,622	Satyam Computer Services Ltd. (Software & Services)	5,990,518

		51,757,352

Russia — 23.3%
193,436	LUKOIL ADR (Integrated Oil & Gas)	14,556,059
344,500	Magnitogorsk Iron & Steel Works GDR*(a) (Materials)	4,220,125
407,379	OAO Gazprom ADR(b) (Integrated Oil & Gas)	14,848,964
66,636	OAO Open Investments GDR* (Real Estate)	2,032,398
72,790	Pharmstandard* (Pharmaceuticals, Biotechnology & Life Sciences)	4,574,852
1,676,302	Raspadskaya* (Materials)	3,754,917
2,840	Sberbank RF (Banks)	10,039,226
163,181	X 5 Retail Group NV GDR* (Food, & Staples Retailing)	4,977,031

		59,003,572

TOTAL COMMON STOCKS		$232,539,420

		Expiration
Units	Description	Month	Value
Warrants* — 3.6%
China — 3.6%
1,801,000	China Merchants Bank Co. Ltd.(a) (Banks)	01/05	$5,114,795
1,678,120	Shanghai Zhenhua Port Machinery Co.(a)
	(Capital Goods)	08/10	4,023,247

			$9,138,042

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 5.6%
JPMorgan Chase Euro — Time Deposit
$14,207,845	5.252%	06/01/07	$14,207,845

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$255,885,307

	Interest
Shares	Rate		Value
Securities Lending Collateral — 4.8%
Boston Global Investment Trust — Enhanced Portfolio
12,343,750	5.273%		$12,343,750

TOTAL INVESTMENTS — 106.0%			$268,229,057

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.0)%			(15,264,107)

NET ASSETS — 100.0%			$252,964,950

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $13,576,913, which represents approximately 5.4% of net assets as of May 31, 2007.

(b) All or a portion of this security is on loan.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

GOLDMAN SACHS BRIC FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

As a % of Net Assets
Investments Industry Classifications †
Banks	15.9%
Capital Goods	5.5
Consumer Durables & Apparel	0.1
Diversified Financials	2.4
Food, & Staples Retailing	2.0
Integrated Oil & Gas	21.8
Materials	9.8
Media	2.2
Oil & Gas Refining & Marketing	4.1
Pharmaceuticals, Biotechnology & Life Sciences	1.8
Real Estate	6.3
Short-term Investments#	10.4
Software & Services	6.6
Telecommunication Services	8.9
Transportation	6.1
Utilities	2.1

TOTAL INVESTMENTS	106.0%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include short-term obligations and securities lending collateral.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2007, the following futures contracts were open:

	Number of	Settlement	Market	Unrealized
Type	Contracts Long	Month	Value	Gain

H-Shares Index	65	June 2007	$4,470,990	$4,825

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$239,085,963

Gross unrealized gain	33,775,534
Gross unrealized loss	(4,632,440)

Net unrealized security gain	$29,143,094

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY FUNDS

Schedule of Investments

May 31, 2007 (Unaudited)

ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum ‘‘initial margin’’ requirement of the associated futures exchange. Subsequent payments for futures contracts (‘‘variation margin’’) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (‘‘SEC’’) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Boston Global Advisers (‘‘BGA’’) — a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by Goldman Sachs Asset Management L.P. (‘‘GSAM’’), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.

Segregation Transactions — Certain Funds may enter into derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE P. UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date: July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE P. UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date: July 30, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date: July 30, 2007

* Print the name and title of each signing officer under his or her signature.